SUBSEQUENT EVENTS (Details Narrative) - $ / shares							1 Months Ended						3 Months Ended
	Apr. 03, 2020	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Jul. 01, 2018	Mar. 06, 2018	Jan. 27, 2020	Jul. 30, 2019	May 23, 2019	Mar. 29, 2019	Jan. 16, 2019	Nov. 16, 2018	Mar. 31, 2016	Jul. 15, 2019
Number of restricted common stock issued		52,000,000	55,000	500,000	106,000,000	55,000,000		10,000,000	200,000	52,000,000		45,000	120,000,000
Share Price		$ 0.082	$ 0.84	$ 0.0136						$ 0.08		$ 0.0939
Fair market value of share						$ 0.016		$ 0.1110	$ 0.1310					$ 0.1081
Employee [Member]
Number of restricted common stock issued				10,000,000			5,000,000				5,000,000
Share Price				$ 0.0136			$ 0.00001				$ 0.0554
Fair market value of share							$ 0.0637
Employee [Member] | Subsequent Event [Member]
Number of restricted common stock issued	5,000,000
Fair market value of share	$ .0315
Sponsored athlete [Member]
Number of restricted common stock issued									262,500
Share Price									$ 0.00001
Fair market value of share									$ 0.1310
Sponsored athlete [Member] | Subsequent Event [Member]
Number of restricted common stock issued	85,000
Fair market value of share	$ .0315